Intangible Assets - Schedule of Reconciliations of the Written Down Values (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	$ 20,437,958	$ 21,493,661
Additions	639,117	145,021
Amortisation expense	(1,219,102)	(1,200,724)
Balance	19,857,973	20,437,958
Trade Secrets [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	20,223,135	21,416,006
Additions
Amortisation expense	(1,192,870)	(1,192,871)
Balance	19,030,265	20,223,135
Patents & trademarks [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	214,823	77,655
Additions	639,117	145,021
Amortisation expense	(26,232)	(7,853)
Balance	$ 827,708	$ 214,823